T. ROWE PRICE REAL ESTATE FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.4%
REAL ESTATE 99.4%

Agriculture/Land 1.7%
Rayonier, REIT	530,062	14,015
Weyerhaeuser, REIT	381,364	10,876
		24,891
Apartment Residential 29.5%
American Campus Communities, REIT	1,886,340	65,871
AvalonBay Communities, REIT	709,069	105,893
Camden Property Trust, REIT	999,833	88,965
Equity LifeStyle Properties, REIT	659,515	40,428
Equity Residential, REIT	1,232,694	63,274
Essex Property Trust, REIT	329,265	66,113
		430,544
Data Centers 2.5%
Equinix, REIT	47,100	35,802
		35,802
Diversified 2.1%
Alexander & Baldwin, REIT	540,289	6,057
JBG SMITH Properties, REIT	899,381	24,049
		30,106
Healthcare 12.8%
Alexandria Real Estate Equities, REIT	402,912	64,466
Healthcare Realty Trust, REIT	1,378,422	41,518
Healthcare Trust of America, Class A, REIT	1,218,453	31,680
Welltower, REIT	885,600	48,787
		186,451
Industrial 19.4%
EastGroup Properties, REIT	305,934	39,566
First Industrial Realty Trust, REIT	101,592	4,043
Prologis, REIT	1,470,101	147,922
PS Business Parks, REIT	198,193	24,257
Rexford Industrial Realty, REIT	644,574	29,496

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)

Terreno Realty, REIT	682,152	37,355
		282,639
Lodging/Leisure 4.4%
Hilton Worldwide Holdings	288,038	24,576
Host Hotels & Resorts, REIT	1,096,783	11,834
Marriott International, Class A	130,600	12,091
Pebblebrook Hotel Trust, REIT	179,873	2,254
Sunstone Hotel Investors, REIT	1,779,644	14,130
		64,885
Office 9.8%
Boston Properties, REIT	155,022	12,448
Douglas Emmett, REIT	1,945,034	48,821
Highwoods Properties, REIT	461,188	15,482
Kilroy Realty, REIT	486,858	25,297
SL Green Realty, REIT	887,077	41,134
		143,182
Regional Mall 2.1%
Simon Property Group, REIT	462,924	29,942
		29,942
Self Storage 9.6%
CubeSmart, REIT	1,617,043	52,247
Public Storage, REIT	394,075	87,768
		140,015
Shopping Center 5.5%
Acadia Realty Trust, REIT	2,405,770	25,260
Federal Realty Investment Trust, REIT	233,328	17,136
Regency Centers, REIT	730,085	27,758
Urban Edge Properties, REIT	972,993	9,457
		79,611
Total Real Estate		1,448,068
Total Common Stocks (Cost $827,833)		1,448,068

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.1%
MONEY MARKET FUNDS 0.1%
T. Rowe Price Government Reserve Fund, 0.09% (1)(2)	2,001,841	2,002
Total Short-Term Investments (Cost $2,002)		2,002

Total Investments in Securities 99.5%
(Cost $829,835)		$1,450,070
Other Assets Less Liabilities 0.5%		7,465
Net Assets 100.0%		$1,457,535

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1) Seven-day yield
(2) Affiliated Companies
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$106	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$33,387	¤	¤	$2,002	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $106 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $2,002.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE REAL ESTATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Real Estate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE REAL ESTATE FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2020, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.